Stockholders' equity - Unrealized fair value gain (losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrealized fair value gain (losses)
Balance at beginning of year	$ 44,772	$ 41,024	$ 35,704
Translation adjustments	3,899	1,026	(3,677)
Balance at end of year	44,832	44,772	41,024
Unrealized fair value gain (losses)
Unrealized fair value gain (losses)
Balance at beginning of year	(1,183)	(1,147)
Other comprehensive income	101	(46)
Translation adjustments	49	10
Balance at end of year	(1,033)	(1,183)	(1,147)
Retirement benefit obligations
Unrealized fair value gain (losses)
Balance at beginning of year	(845)	(809)
Other comprehensive income	41	(46)
Translation adjustments	49	10
Balance at end of year	(755)	(845)	(809)
Available-for-sale- financial instruments
Unrealized fair value gain (losses)
Other comprehensive income	60
Balance at end of year	60
Conversion shares
Unrealized fair value gain (losses)
Balance at beginning of year	(338)	(338)
Balance at end of year	$ (338)	$ (338)	$ (338)